RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

28. RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related parties	Relationship with the Group
China Hydro LLC	A shareholder of the Company
CPI Ballpark Investments Ltd.	A shareholder of the Company
Kuhns Brothers, Inc.	A company owned by the former CEO, who resigned on September 30, 2012
China New Energy Group Company	A company controlled by the former CEO, who resigned on September 30, 2012
Sanming City Chenyang Hydropower Co., Ltd.	Noncontrolling interest in Wangkeng before January 14, 2011
Henan Lantian Group Co., Ltd.	Noncontrolling interest in Wuyue
Nanping City Xingshui Co., Ltd.	Noncontrolling interest in Jinlong
Xiamen Youen Hydropower Development Co., Ltd.	Noncontrolling interest in Jintang and Jinwei

(a) The Company had the following related party transactions during the years presented:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Expense paid on behalf by related parties:
Kuhns Brothers, Inc.	98	90	—
	98	90	—

During the years ended December 31, 2010, 2011 and 2012, Kuhns Brothers, Inc. paid US$98, US$90 and US$nil of miscellaneous expenses on behalf of the Company, respectively. The amounts were fully repaid by the Company as of December 31, 2012.

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Rental for office space and office services provided by:
Kuhns Brothers, Inc.	288	288	314
	288	288	314
Reimbursement of expenses related to extraordinary shareholders meeting:
CPI Ballpark Investments Ltd.	—	—	269
	—	—	269

During the years ended December 31, 2010, 2011 and 2012, the Company rented office space from the Kuhns Brothers, Inc. and incurred rental expenses of US$288, US$288 and US$240, respectively, and incurred office services expenses of US$nil, US$nil and US$74, respectively.

During the year ended December 31, 2012, the Company recorded expenses of US$269 incurred by a shareholder in connection with the extraordinary shareholders meeting held on September 28, 2012 for the election of director nominees.

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Loans from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	2,247	—	—
Xiamen Youen Hydropower Development Co., Ltd.	—	1,263	572
	2,247	1,263	572

Repayment of loans to related parties:
Xiamen Youen Hydropower Development Co., Ltd.	—	—	69

Loans to related parties:
China New Energy Group Company	—	—	86

Prepayment to related parties for acquisition of noncontrolling interest:
Sanming City Chenyang Hydropower Co., Ltd.	4,643	—	—

Prepayment to a related party for hydroelectric project construction:
Henan Lantian Group Co., Ltd.	1,251	—	—

During the year ended December 31, 2010, the Company obtained short-term borrowings amounting to US$2,247 from Sanming City Chenyang Hydropower Co., Ltd, which are unsecured, interest-free and repayable on demand. The amounts were fully repaid as of December 31, 2011.

During the year ended December 31, 2011, the Company obtained short-term borrowings amounting to US$1,263 from Xiamen Youen Hydropower Development Co., Ltd. During the year ended December 31, 2012, US$69 was repaid and additional short-term borrowings of US$572 were obtained from Xiamen Youen Hydropower Development Co., Ltd. The short-term loans are unsecured, interest-free and repayable on demand.

During the year ended December 31, 2012, the Company provided a short-term loan amounting to US$86 to China New Energy Group Company. The short-term loan is unsecured, interest-free and repayable on demand.

During the year ended December 31, 2010, Fujian Huabang made a prepayment of US$4,643 to Sanming City Chenyang Hydropower Co., Ltd. for the acquisition of the remaining 10% noncontrolling interest in Wangkeng. The acquisition was completed in January 2011.

During the year ended December 31, 2010, the Company made a payment of US$1,251 to Henan Lantian Group Co., Ltd., the noncontrolling shareholder of Wuyue, for the construction of Wuyue’s hydroelectric project.

(b) The Company had the following related party balances as of December 31, 2011and 2012:

	December 31,
	2011	2012
	US$	US$
Amounts due from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	—	—
China New Energy Group Company	—	86
Henan Lantian Group Co., Ltd.	1,334	1,338
	1,334	1,424
Less: Allowance for doubtful accounts	(1,334)	(1,338)
	—	86

Amounts due to related parties:
CPI Ballpark Investments Ltd.	—	2
Kuhns Brothers, Inc.	4	—
Nanping City Xingshui Co., Ltd.	1,490	1,494
Xiamen Youen Hydropower Development Co., Ltd.	10,680	11,209
	12,174	12,705

Amounts due from related parties as of December 31, 2012 mainly represent payments made on behalf of Henan Lantian Group Co., Ltd. by the Company for the construction of Wuyue’s hydroelectric project in 2010. During the year ended December 31, 2011, the Company decided to abandon the construction of Wuyue’s hydroelectric project. As a result, the Company made a full bad debt provision of US$1,344.

All balances with related parties as of December 31, 2012 are unsecured, interest free and repayable on demand.